Share Capital	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Share Capital
Note 4 - Share Capital

A.	Right attached to shares

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders' meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1.          Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2.          Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

B.	Financing rounds

In October 2023, the Company entered into an At the Market Offering Agreement (the "Roth ATM Agreement") with Roth Capital Partners, LLC, (“Roth”). According to the Roth ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $2,863,664 through Roth or the Roth ATM Agreement. The Company filed on November 3, 2023 a prospectus supplement as part of a registration statement on Form F-3 (File No. 333-275002). In November 2024, the Company filed a prospectus supplement that amended and supplemented the prospectus supplement, dated November 3, 2023. Under the November 2024 prospectus supplement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $8,626,564 through Roth.

From October 30, 2023, through June 30, 2025, the Company issued 3,326,113 ADSs at an average price of approximately $1.18 per ADS under the Roth ATM Agreement, resulting in net proceeds of $3,641 thousand.  The Roth ATM Agreement was terminated by the Company in Q2 2025.

C.	Share-based compensation

The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Six Months ended	Six Months ended
	June 30,	June 30,
	2025	2024
	USD thousands	USD thousands
Research and development	22	263
General and administrative	223	92

Total share-based compensation expenses	245	355

The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2025	June 30, 2025	June 30, 2025
Outstanding at January 1, 2025	0.15	32,050,300	7.34
Exercised	0.55	(62,500)
Forfeited	0.11	(2,282,620)
Granted	0.06	4,761,520	9.80

Outstanding at June 30, 2025	0.14	34,466,700	6.6

The number of RSAs is as follows:

Number of RSAs
RSA	June 30, 2025
Unvested at beginning of the year	6,443,900
Granted	4,370,920
Vested	-
Forfeited	(810,360)

Outstanding at June 30, 2025	10,004,460